INTANGIBLE ASSETS Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
Impairment of intangible assets	$ 11,544
Amortization expense relating to intangible assets	$ 14,582	$ 17,216
Estimated useful life	5 years 3 months 18 days
Measurement Input, Discount Rate
INTANGIBLE ASSETS
Fair value measurement input (in percent)	13.00%